Note 17 Tangible Assets Breakdown By Type Of Asset (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	€ 15,089		€ 13,535		€ 13,677
Cost of tangible assets	16,432		15,089		13,535
Accrued depreciation	6,066		5,641		5,371
Accrued depreciation	6,896		6,066		5,641
Impairment of tangible assets	286		596		483
Impairment of tangible assets	283		286		596
Tangible assets	8,737	[1]	7,298		7,823
Tangible assets	9,253		8,737	[1]	7,298
Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	1,795		1,726		585
Accrued depreciation changes in the year	867		818		740
Impairment of tangible assets changes in the year	16		(53)		161	[2]
Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(349)		(1,784)		(347)
Accrued depreciation changes in the year	(111)		(392)		(298)
Impairment of tangible assets changes in the year	0		0		0
Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		1,392	[3]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(22)		(360)		(147)
Accrued depreciation changes in the year	(11)		(139)		(39)
Impairment of tangible assets changes in the year	0		13		(5)
Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(79)		580	[4]	(233)
Accrued depreciation changes in the year	85		138		(134)
Impairment of tangible assets changes in the year	(18)		(270)		(43)
Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0
Land and buildings [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	6,255		4,350		4,380
Cost of tangible assets	6,405		6,255		4,350
Accrued depreciation	1,064		900		833
Accrued depreciation	1,226		1,064		900
Impairment of tangible assets	154		114		149
Impairment of tangible assets	166		154		114
Tangible assets	5,036		3,336		3,398
Tangible assets	5,013		5,036		3,336
Land and buildings [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	270		366		58
Accrued depreciation changes in the year	121		108		79
Impairment of tangible assets changes in the year	15		(29)		0	[2]
Land and buildings [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(19)		(4)		(5)
Accrued depreciation changes in the year	(9)		(2)		(19)
Impairment of tangible assets changes in the year	0		0		0
Land and buildings [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		1,392	[3]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Land and buildings [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Land and buildings [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	12		(21)		(112)
Accrued depreciation changes in the year	(2)		11		(23)
Impairment of tangible assets changes in the year	0		(1)		(24)
Land and buildings [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(113)		171	[4]	29
Accrued depreciation changes in the year	52		47		30
Impairment of tangible assets changes in the year	(3)		70		(11)
Land and buildings [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0
Work in progress [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	93		67		52
Cost of tangible assets	199		93		67
Accrued depreciation	0		0		0
Accrued depreciation	0		0		0
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	93		67		52
Tangible assets	199		93		67
Work in progress [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	190		71		31
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0	[2]
Work in progress [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(4)		0		(1)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[3]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(72)		(54)		(8)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(8)		9	[4]	(7)
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Work in progress [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0
Furniture, fixtures and vehicles [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	5,833		5,388		5,515
Cost of tangible assets	6,424		5,833		5,388
Accrued depreciation	4,204		3,833		3,859
Accrued depreciation	4,606		4,204		3,833
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	1,629		1,555		1,656
Tangible assets	1,817		1,629		1,555
Furniture, fixtures and vehicles [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	549		475		262
Accrued depreciation changes in the year	426		393		358
Impairment of tangible assets changes in the year	1		4		1	[2]
Furniture, fixtures and vehicles [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(117)		(140)		(281)
Accrued depreciation changes in the year	(73)		(132)		(259)
Impairment of tangible assets changes in the year	0		0		0
Furniture, fixtures and vehicles [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[3]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Furniture, fixtures and vehicles [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Furniture, fixtures and vehicles [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	41		(40)		(29)
Accrued depreciation changes in the year	(7)		52		(17)
Impairment of tangible assets changes in the year	0		0		17
Furniture, fixtures and vehicles [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	118		150	[4]	(79)
Accrued depreciation changes in the year	57		59		(108)
Impairment of tangible assets changes in the year	(1)		(4)		(18)
Furniture, fixtures and vehicles [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0
Right of use assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	1,871		3,154		3,061
Cost of tangible assets	2,212		1,871		3,154
Accrued depreciation	653		811		582
Accrued depreciation	906		653		811
Impairment of tangible assets	65		427		274
Impairment of tangible assets	40		65		427
Tangible assets	1,153		1,916		2,205
Tangible assets	1,266		1,153		1,916
Right of use assets [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	499		578		230
Accrued depreciation changes in the year	296		295		284
Impairment of tangible assets changes in the year	(14)		(45)		151	[2]
Right of use assets [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(195)		(1,620)		(59)
Accrued depreciation changes in the year	(26)		(244)		(16)
Impairment of tangible assets changes in the year	0		0		0
Right of use assets [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[3]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right of use assets [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right of use assets [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(18)		(274)		(34)
Accrued depreciation changes in the year	(5)		(220)		(5)
Impairment of tangible assets changes in the year	0		(7)		0
Right of use assets [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	55		32	[4]	(44)
Accrued depreciation changes in the year	(12)		11		(34)
Impairment of tangible assets changes in the year	(11)		(309)		2
Right of use assets [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0
Right to use investment properties [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	214		162		123
Cost of tangible assets	238		214		162
Accrued depreciation	70		47		27
Accrued depreciation	93		70		47
Impairment of tangible assets	50		34		26
Impairment of tangible assets	61		50		34
Tangible assets	94		81		70
Tangible assets	84		94		81
Right to use investment properties [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	10		19		4
Accrued depreciation changes in the year	21		18		15
Impairment of tangible assets changes in the year	12		16		8	[2]
Right to use investment properties [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(1)		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[3]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	15		33		35
Accrued depreciation changes in the year	3		6		5
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[4]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Right to use investment properties [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0
Investment property [member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	242		147		201
Cost of tangible assets	156		242		147
Accrued depreciation	23		17		16
Accrued depreciation	17		23		17
Impairment of tangible assets	17		21		34
Impairment of tangible assets	15		17		21
Tangible assets	201		109		151
Tangible assets	124		201		109
Investment property [member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	39		95		0
Accrued depreciation changes in the year	3		5		4
Impairment of tangible assets changes in the year	2		2		1	[2]
Investment property [member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(10)		(19)		(1)
Accrued depreciation changes in the year	(1)		(13)		(4)
Impairment of tangible assets changes in the year	0		0		0
Investment property [member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[3]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Investment property [member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Investment property [member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		(4)		1
Accrued depreciation changes in the year	1		13		1
Impairment of tangible assets changes in the year	0		21		2
Investment property [member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(115)		23	[4]	(54)
Accrued depreciation changes in the year	(9)		2		0
Impairment of tangible assets changes in the year	(3)		(26)		(16)
Investment property [member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0
Tangible assets leased out under an operating lease [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets	582		267		345
Cost of tangible assets	800		582		267
Accrued depreciation	52		33		54
Accrued depreciation	49		52		33
Impairment of tangible assets	0		0		0
Impairment of tangible assets	0		0		0
Tangible assets	530		234		291
Tangible assets	751		530		234
Tangible assets leased out under an operating lease [Member] | Additions tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	238		122		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0	[2]
Tangible assets leased out under an operating lease [Member] | Retirements tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(4)		0		0
Accrued depreciation changes in the year	(1)		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Acquisition of subsidiaries in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0	[3]	0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Disposal of entities in the year [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Transfers of tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	0		0		0
Accrued depreciation changes in the year	0		0		0
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Exchange difference and other tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Cost of tangible assets changes in the year	(16)		193	[4]	(78)
Accrued depreciation changes in the year	(3)		19		(21)
Impairment of tangible assets changes in the year	0		0		0
Tangible assets leased out under an operating lease [Member] | Additions transfer to discontinued operations tangible assets [Member]
Disclosure of Tangible assets breakdown by type of asset [Line Items]
Accrued depreciation changes in the year	0		0		€ 0
Impairment of tangible assets changes in the year	€ 0		€ 0

[1]	(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.
[2]	(1) In 2021, it includes allowances on right of use of the rented offices after the agreement with union representatives on the collective layoff procedure proposed for Banco Bilbao Vizcaya Argentaria, S.A. in Spain (see Notes 24 and 49)
[3]
(1) The variation in 2022 corresponds mainly to the closing of the transaction with Merlin Properties in which 100% of the shares of Tree Inversiones Inmobiliarias, SOCIMI, S.A. were acquired by BBVA Group.

[4]	(2) The variation in 2022 corresponds mainly to the effect of the IAS 29 "Financial Reporting in Hyperinflationary Economies" implementation in Turkey (see Note 2.2.18)